Deconsolidation - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 T2CN Holding Limited Fair Value, Measurements, Nonrecurring	Dec. 14, 2011 T2CN Holding Limited Variable Interest Entity, Primary Beneficiary	Dec. 13, 2011 T2CN Holding Limited Variable Interest Entity, Primary Beneficiary	Dec. 31, 2010 T2CN Holding Limited Variable Interest Entity, Primary Beneficiary	Dec. 31, 2010 T2CN Holding Limited Retained Investment in Subsidiary	Jul. 01, 2010 T2CN Holding Limited Retained Investment in Subsidiary
Variable Interest Entity [Line Items]
Common stock shares owned					43,633,681	43,633,681
Percentage of ownership interest					67.09%	67.09%
Impairment charges			$ 22,200,000
Advances							1,400,000	1,405,000
Proceeds from sale of ownership interest	(1,308,000)	4,739,000		4,739,000
Gain on deconsolidation				4,739,000
Cash reimbursement for legal fees incurred				$ 790,000